Financial assets, liabilities and financial results (telecom activities) - Financial assets (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Non-current	€ 1,002	€ 977
Current	3,342	4,541
Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of financial assets [line items]
Non-current	1,030
Current	3,343
Total financial assets	4,372	5,545
Elimination of intersegment amounts [member] | Receivables related to investments [member]
Disclosure of financial assets [line items]
Total financial assets	(27)
Elimination of intersegment amounts [member] | Telecom activities and Mobile Financial Services [member]
Disclosure of financial assets [line items]
Non-current	(27)
Current	(1)
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss [member] | Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of financial assets [line items]
Non-current	448
Total financial assets	448	419
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss [member] | Operating segments [member] | Telecom activities, operating segment [member] | Investments securities [member]
Disclosure of financial assets [line items]
Non-current	448
Total financial assets	448	419
Financial assets at fair value through profit or loss, category [member] | Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of financial assets [line items]
Non-current	221
Current	3,306
Total financial assets	3,528	4,745
Financial assets at fair value through profit or loss, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Trading securities [member]
Disclosure of financial assets [line items]
Current	3,306
Total financial assets	3,306	4,500
Financial assets at fair value through profit or loss, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Cash collateral paid [member]
Disclosure of financial assets [line items]
Non-current	28
Total financial assets	28	38
Financial assets at fair value through profit or loss, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Other financial assets [member]
Disclosure of financial assets [line items]
Total financial assets		2
Financial assets at fair value through profit or loss, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Investments securities [member]
Disclosure of financial assets [line items]
Non-current	193
Total financial assets	193	206
Financial assets at amortised cost, category [member] | Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of financial assets [line items]
Non-current	360
Current	37
Total financial assets	397	381
Financial assets at amortised cost, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Receivables related to investments [member]
Disclosure of financial assets [line items]
Non-current	80
Current	26
Total financial assets	106	106
Financial assets at amortised cost, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Other financial assets [member]
Disclosure of financial assets [line items]
Non-current	280
Current	11
Total financial assets	€ 291	€ 275